COMMON STOCK AND COMMON STOCK PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Common Stock And Common Stock Payable
COMMON STOCK AND COMMON STOCK PAYABLE

NOTE 7 – COMMON STOCK AND COMMON STOCK PAYABLE

On May 5, 2022, the Company filed a Certificate of Amendment with the state of Nevada increasing its authorized shares from 75,000,000 to 20,000,000 shares of $0.001 par value common stock. As of March 31, 2023, and December 31, 2022, a total of 644,889,500 and 75,000,000 shares of common stock were issued and outstanding, respectively.

As of the date of this report, the Company had numerous shares issuable for private placements accepted from investors during the three months ended March 31, 2023. Since the Company has delayed issuing these shares the associated value of the shares has been recorded as a liability on the Company’s, Balance sheet. As of March 31, 2023 and December 31, 2022 the balance of Common Stock Payable was $273,989 and $843,878, respectively.

The amount of $273,989 is comprised of the following elements:

●	During the three months ended June 30, 2022 the Company raised $194,544, net, from sale of 21,000,000 shares to seven investors at average sale price of these shares was $0.017618 Cad per share, and the repurchase of 24,000,000 shares at an average price of $0.00431 Cad.

●	6,000,000 shares are issuable to a consultant valued at $0.012854 per share valued at $77,125. The share price of $0.012854 is equivalent to the average purchase price of the Company’s recently completed private placements and repurchase of shares noted above.

None of the above-mentioned shares have been issued or retired as of March 31, 2023.

NOTE 7 – COMMON STOCK AND COMMON STOCK PAYABLE

On May 5, 2022, the Company filed a Certificate of Amendment with the state of Nevada increasing its authorized shares from 75,000,000 to 20,000,000 shares of $0.001 par value common stock. As of December 31, 2022, and December 31, 2021, a total of 75,000,000 and 23,889,500 shares of common stock were issued and outstanding, respectively.

As of the date of this report, the Company had numerous shares issuable as part of the February 10, 2022 Share Exchange and for private placements accepted from investors during the year ended December 31, 2022. Since the Company has delayed issuing these shares the associated value of the shares has been recorded as a liability on the Company’s, Balance sheet. As of December 31, 2022 and December 31, 2021 the balance of Common Stock Payable was $843,878 and $-0-, respectively.

The amount of $843,878 is comprised of the following elements:

●	569,889,500 shares are issuable pursuant to the terms of the share Exchange Agreement. These shares were valued at a par value of $0.001, or $569,889

●	During the three months ended June 30, 2022 the Company raised $194,544, net, from sale of 21,000,000 shares to seven investors at average sale price of these shares was $0.017618 Cad per share, and the repurchase of 24,000,000 shares at an average price of $.00431 Cad.

●	6,000,000 shares are issuable to a consultant valued at $0.012854 per share valued at $77,125. The share price of $0.012854 is equivalent to the average purchase price of the Company’s recently completed private placements and repurchase of shares noted above.

None of the above-mentioned shares have been issued or retired as of December 31, 2022.